Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash	$ 155	$ 173
Bank accounts (b)	215,699	185,276
Time deposits (c)	161,145	50,000
Cash and cash equivalents.	376,999	235,449	$ 210,046	$ 369,200
Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Cash	15	22
Bank accounts (b)	25,087	51,279
Time deposits (c)	667,747	819,628
Cash and cash equivalents.	692,849	870,929	$ 818,503	$ 723,208
Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Cash equivalents	911,571	529,820
Bank accounts (b)	26,109	3,910
Cash and cash equivalents.	$ 937,680	$ 533,730